Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted net loss per share	$ 0.00	$ 0.00
Weighted average number of ordinary shares used in computing diluted net loss per share	1,202,110,110	815,746,293